Revenue - Revenue per product (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	R 113,684	R 138,288	R 172,194
Total revenue from contracts with customers	114,849	138,051	172,313
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	30,257	18,812	29,533
PGMs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	71,090	111,070	137,958
Platinum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	19,775	17,826	21,238
Palladium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	25,271	42,275	52,859
Rhodium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	21,991	47,166	59,828
Iridium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,883	2,480	2,694
Ruthenium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,170	1,323	1,339
Chrome
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	5,165	3,481	2,259
Nickel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	4,334	4,305	1,420
Nickel salts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	560	870
Nickel metal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,343	2,020
Zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,126	0	0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	712	620	1,024
Toll treatment arrangement (SA PGM) | Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	R 0	R 105	R 521